Investment Objectives and Goals - Modern Capital Tactical Income Fund	Aug. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY MODERN CAPITAL Tactical Income Fund
Objective, Primary [Text Block]	Investment Objective: The Modern Capital Tactical Income Fund’s (the “Fund”) investment objective is to provide income and capital gains.